Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue from single-family rental properties	$ 795,317	$ 645,585
Direct operating expenses	(261,936)	(209,089)
Net operating income from single-family rental properties	533,381	436,496
Revenue from strategic capital services	54,458	160,088
Income from equity-accounted investments in multi-family rental properties	5,297	1,550
Income from equity-accounted investments in Canadian residential developments	4,348	11,198
Other income	518	10,886
Income from investments in U.S. residential developments	30,773	16,897
Compensation expense	(89,343)	(99,256)
Performance fees expense	(2,550)	(35,854)
General and administration expense	(86,502)	(58,991)
Gain (loss) on debt modification and extinguishment	1,326	(6,816)
Transaction costs	(16,632)	(18,537)
Interest expense	(316,473)	(213,932)
Fair value gain on rental properties	210,936	858,987
Fair value loss on Canadian development properties	0	(440)
Realized and unrealized (loss) gain on derivative financial instruments	(2,424)	184,809
Amortization and depreciation expense	(17,794)	(15,608)
Realized and unrealized foreign exchange (loss) gain	(13,859)	498
Net change in fair value of limited partners’ interests in single-family rental business	(145,497)	(297,381)
Total income (expense)	(437,876)	338,010
Income before income taxes from continuing operations	149,963	934,594
Income tax (expense) recovery - current	(2,240)	33,959
Income tax expense - deferred	(25,899)	(189,179)
Net income from continuing operations	121,824	779,374
Income before income taxes from discontinued operations	0	37,738
Income tax expense - current	0	(43,114)
Income tax recovery - deferred	0	40,482
Net income from discontinued operations	0	35,106
Net income	121,824	814,480
Attributable to:
Shareholders of Tricon	114,190	808,941
Non-controlling interest	7,634	5,539
Net income	121,824	814,480
Items that will be reclassified subsequently to net income
Cumulative translation reserve	20,596	(16,633)
Comprehensive income for the year	142,420	797,847
Attributable to:
Shareholders of Tricon	134,786	792,308
Non-controlling interest	7,634	5,539
Comprehensive income for the year	$ 142,420	$ 797,847
Basic earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	$ 0.42	$ 2.82
Discontinued operations (in dollars per share)	0	0.13
Basic earnings per share attributable to shareholders of Tricon (in dollars per share)	0.42	2.95
Diluted earnings per share attributable to shareholders of Tricon
Continuing operations (in dollars per share)	0.41	1.98
Discontinued operations (in dollars per share)	0	0.11
Diluted earnings per share attributable to shareholders of Tricon (in dollars per share)	$ 0.41	$ 2.09
Weighted average shares outstanding - basic (in shares)	273,657,451	274,483,264
Weighted average shares outstanding - diluted (in shares)	275,543,799	311,100,493